Intangible Assets, Net - Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible Assets, Net
Amortization of intangible assets	$ (2,028)	$ (2,581)	$ (5,163)	$ (5,772)	$ (8,660)
Total Identifiable Intangible Assets:			18,764	23,927
Accumulated amortization			5,163	6,028
Finite Lived Intangible Assets Accumulated Amortisation			$ 90,900	85,800
Customer relationships
Intangible Assets, Net
Estimated useful lives (in years)			15 years
Total Identifiable Intangible Assets:			$ 10,943	14,633
Accumulated amortization			$ 3,690	4,331
Trade Name - Alliance
Intangible Assets, Net
Estimated useful lives (in years)			10 years
Total Identifiable Intangible Assets:			$ 380	634
Accumulated amortization			$ 254	382
Covenant Not to Compete
Intangible Assets, Net
Estimated useful lives (in years)			7 years
Total Identifiable Intangible Assets:			$ 3	4
Accumulated amortization			$ 1	1
Mecca Customer Relationships
Intangible Assets, Net
Estimated useful lives (in years)			15 years
Total Identifiable Intangible Assets:			$ 3,357	3,932
Accumulated amortization			575	575
Customer List
Intangible Assets, Net
Total Identifiable Intangible Assets:			4,081	4,724
Accumulated amortization			$ 643	$ 739
Customer List | Minimum
Intangible Assets, Net
Estimated useful lives (in years)			10 years
Customer List | Maximum
Intangible Assets, Net
Estimated useful lives (in years)			15 years